7. Income Tax (June 2019 Note) (Details - Deferred taxes) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Deferred NOL carryover	$ 152,765	$ 127,772
Less valuation allowance	(152,765)	(127,772)
Net deferred tax assets	$ 0	$ 0